Schedule of inventories (Details) - Alps Life Science Inc [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trading at cost	$ 485,495	$ 238,254
Beauty and healthcare product	15,104	82,545
Stem cells	55,616	43,338
Inventories	556,215	364,137
Chemical Reagents and Products [Member]
IfrsStatementLineItems [Line Items]
Trading at cost	288,937	188,400
Medical Substances And Chemical Stocks [Member]
IfrsStatementLineItems [Line Items]
Trading at cost	$ 196,558	$ 49,854